INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2023
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Schedule of money market operations recognized as liabilities

The following table sets forth information regarding the money market operations recognized as liabilities in Consolidated Statement of Financial Position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2023	December 31, 2022
In millions of COP
Interbank Deposits
Interbank liabilities	606,141	902,132
Total interbank	606,141	902,132
Repurchase agreements and other similar secured borrowing
Short selling operations	273,791	125,682
Temporary transfer of securities	44,888	63,370
Repurchase agreements	151,616	-
Total Repurchase agreements and other similar secured borrowing(1)	470,295	189,052
Total money market transactions	1,076,436	1,091,184
(1)	Total repo liabilities have maturities of less than 30 days.

Schedule of repurchases and resale transactions

As of December 31, 2023

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements(1)	7,850,516	-	7,850,516	(7,850,516)	-
Securities sold under repurchase agreements	(470,295)	-	(470,295)	470,295	-
Total repurchase and resale agreements	7,380,221	-	7,380,221	(7,380,221)	-
(1)	The amount includes those presented as cash and cash equivalents for COP 7,840,926 and those presented as other assets for COP 9,590.

As of December 31, 2022

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements(1)	2,880,987	-	2,880,987	(2,880,987)	-
Securities sold under repurchase agreements	(189,052)	-	(189,052)	189,052	-
Total repurchase and resale agreements	2,691,935	-	2,691,935	(2,691,935)	-
(1)	The amount includes those presented as cash and cash equivalents for COP 2,873,716 and those presented as other assets for COP 7,271.